SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Cash and Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 21, 2020	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Restricted Cash and Cash Equivalents Items [Line Items]
Cash and cash equivalents	$ 174,217	$ 128,408		$ 340,939	$ 473,355	$ 19,674	$ 13,843
Restricted cash	32,918	7,023		$ 4,797	7,331	$ 9,141
Reserves for Settlement of Loan Acquisitions
Restricted Cash and Cash Equivalents Items [Line Items]
Cash and cash equivalents	43,200	41,000	$ 41,000		126,800
Restricted Lockbox Accounts
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	4,100	3,600			3,100
Escrow Deposits
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	$ 28,800	$ 3,400			$ 4,200